Operating Segments (Details) - Schedule of Operational Segment - USD ($) $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Schedule of Operational Segment [Line Items]
Net revenue		$ 19,284,167		$ 18,052,068		$ 37,282,879		$ 34,739,312		$ 72,918,123		$ 72,613,910	$ 65,042,706
Adjusted EBITDA(1)		1,894,200	[1]	902,774	[1]	3,192,177	[1]	1,319,043	[1]	3,457,885		6,722,005	8,486,416
BR [Member]
Schedule of Operational Segment [Line Items]
Net revenue		2,980,000		2,824,711		5,853,896		5,173,221		11,141,171		11,414,350	9,989,966
Adjusted EBITDA(1)		226,310	[1]	136,458	[1]	356,195	[1]	193,550	[1]	469,250		468,933	431,868
Seara [Member]
Schedule of Operational Segment [Line Items]
Net revenue		2,222,493		2,082,339		4,305,590		4,070,854		8,272,546		8,324,233	6,773,847
Adjusted EBITDA(1)		387,091	[1]	84,803	[1]	627,749	[1]	113,093	[1]	364,494		896,744	714,668
Beef North America [Member]
Schedule of Operational Segment [Line Items]
Net revenue		5,992,414		5,810,550		11,573,513		11,076,939		23,303,052		22,069,092	21,443,400
Adjusted EBITDA(1)		28,996	[1]	87,549	[1]	19,184	[1]	109,849	[1]	114,236		2,081,676	4,511,948
Pork USA [Member]
Schedule of Operational Segment [Line Items]
Net revenue		2,161,888		1,776,872		4,072,239		3,585,022		7,713,828		8,153,051	7,626,244
Adjusted EBITDA(1)		240,257	[1]	78,024	[1]	553,553	[1]	122,624	[1]	526,949		756,284	786,007
Pilgrim’s Pride [Member]
Schedule of Operational Segment [Line Items]
Net revenue		4,555,765		4,304,794		8,913,876		8,466,919		17,347,956		17,455,092	14,765,111
Adjusted EBITDA(1)		782,752	[1]	375,347	[1]	1,283,399	[1]	644,047	[1]	1,536,039		2,084,557	1,691,656
Australia [Member]
Schedule of Operational Segment [Line Items]
Net revenue		1,651,683		1,508,962		3,098,047		2,903,667		6,209,012		6,323,297	5,344,942
Adjusted EBITDA(1)		225,760	[1]	143,484	[1]	349,728	[1]	140,084	[1]	454,707		443,880	327,573
Others [Member]
Schedule of Operational Segment [Line Items]
Net revenue		96,065		256,938		260,520		501,497
Adjusted EBITDA(1)	[1]	3,679		(2,282)		3,693		(3,016)
Reportable segments [member]
Schedule of Operational Segment [Line Items]
Net revenue		19,660,308		18,565,166		38,077,681		35,778,119		74,881,024		74,581,151	66,656,494
Adjusted EBITDA(1)		1,894,845	[1]	903,383	[1]	3,193,501	[1]	1,320,231	[1]	3,460,468		$ 6,724,187	8,488,449
Elimination [Member]
Schedule of Operational Segment [Line Items]
Net revenue		(376,141)	[2]	(513,098)	[2]	(794,802)	[2]	(1,038,807)	[2]	(1,962,901)	[3]		(1,613,788)	[3]
Adjusted EBITDA(1)		$ (645)	[1],[2]	$ (609)	[1],[2]	$ (1,324)	[1],[2]	$ (1,188)	[1],[2]	$ (2,583)	[3]		$ (2,033)	[3]

[1]	The Adjusted EBITDA is reconciled with the consolidated profit (loss) before taxes, as follows below:
[2]	Includes intercompany and intersegment transactions.
[3]	Includes intercompany and intersegment transactions.